Summary of Significant Accounting Policies - Schedule of Standards, Amendments to Standards and Interpretations (Details)	12 Months Ended
Dec. 31, 2017
Amendments to Standards and Interpretations One [Member]
Statement Line Items [Line Items]
Standard / Interpretation	Amendments to IAS 7 “Statements of Cash Flows”: Disclosure Initiative
First-time mandatory application as per IASB	1 January 2017
Amendments to Standards and Interpretations Two [Member]
Statement Line Items [Line Items]
Standard / Interpretation	Amendments to IAS 12 “Income Taxes”: Recognition of Deferred Tax Assets for Unrealised Losses
First-time mandatory application as per IASB	1 January 2017
Amendments to Standards and Interpretations Three [Member]
Statement Line Items [Line Items]
Standard / Interpretation	Annual Improvements Project Cycle 2014 – 2016: Amendments IFRS 12
First-time mandatory application as per IASB	1 January 2017
Amendments to Standards and Interpretations Four [Member]
Statement Line Items [Line Items]
Standard / Interpretation	IFRS 15 “Revenue from Contracts with Customers”
First-time mandatory application as per IASB	1 January 2018
Amendments to Standards and Interpretations Five [Member]
Statement Line Items [Line Items]
Standard / Interpretation	IFRS 9 “Financial Instruments”
First-time mandatory application as per IASB	1 January 2018
Amendments to Standards and Interpretations Six [Member]
Statement Line Items [Line Items]
Standard / Interpretation	IFRS 16 “Leases”
First-time mandatory application as per IASB	1 January 2019
Amendments to Standards and Interpretations Seven [Member]
Statement Line Items [Line Items]
Standard / Interpretation	IFRS 17 “ Insurance Contracts”
First-time mandatory application as per IASB	1 January 2021
Amendments to Standards and Interpretations Eight [Member]
Statement Line Items [Line Items]
Standard / Interpretation	Amendments IFRS 2 “Share-based Payment”: Classification and Measurement of Share-based Payment Transactions
First-time mandatory application as per IASB	1 January 2018
Amendments to Standards and Interpretations Nine [Member]
Statement Line Items [Line Items]
Standard / Interpretation	Amendments to IFRS 4 “Insurance Contracts”: Applying IFRS 9 Financial Instruments together with IFRS 4 Insurance Contracts
First-time mandatory application as per IASB	1 January 2018
Amendments to Standards and Interpretations Ten [Member]
Statement Line Items [Line Items]
Standard / Interpretation	Amendments to IFRS 9 “Financial Instruments”: Prepayment Features with Negative Compensation
First-time mandatory application as per IASB	1 January 2018
Amendments to Standards and Interpretations Eleven [Member]
Statement Line Items [Line Items]
Standard / Interpretation	Amendments IFRS 1 “First-Time Application of IFRS”: Annual Improvements Project Cycle 2014-2016
First-time mandatory application as per IASB	1 January 2018
Amendments to Standards and Interpretations Twelve [Member]
Statement Line Items [Line Items]
Standard / Interpretation	Amendments to IAS 28 “Interest in Associates and Joint Ventures”: Long-term Interests in Associates and Joint Ventures
First-time mandatory application as per IASB	Postponed for an indefinite period
Amendments to Standards and Interpretations Thirteen [Member]
Statement Line Items [Line Items]
Standard / Interpretation	Amendments to IAS 40 “Investment Property”: Transfers of Investment Property
First-time mandatory application as per IASB	1 January 2018
Amendments to Standards and Interpretations Fourteen [Member]
Statement Line Items [Line Items]
Standard / Interpretation	IFRIC 22 “Foreign Currency Transactions and Advance Consideration”
First-time mandatory application as per IASB	1 January 2018
Amendments to Standards and Interpretations Fifteen [Member]
Statement Line Items [Line Items]
Standard / Interpretation	IFRIC 23 “Uncertainty over Income Tax Treatments”
First-time mandatory application as per IASB	1 January 2019
Amendments to Standards and Interpretations Sixteen [Member]
Statement Line Items [Line Items]
Standard / Interpretation	Annual Improvements Project Cycle 2014 – 2016: Amendments IFRS 1 and IAS 28
First-time mandatory application as per IASB	1 January 2018
Amendments to Standards and Interpretations Seventeen [Member]
Statement Line Items [Line Items]
Standard / Interpretation	Annual Improvements Project Cycle 2015 – 2017
First-time mandatory application as per IASB	1 January 2019